SUPPLEMENT DATED APRIL 6, 2009 TO THE PROSPECTUS
                             DATED DECEMBER 29, 2008

                          JNL(R) INVESTORS SERIES TRUST


PLEASE REMOVE ALL REFERENCES TO THUE ISEN.

EFFECTIVE MARCH 24, 2009, FOR THE JACKSON PERSPECTIVE ASIAN PACIFIC REAL ESTATE FUND IN THE SECTION ENTITLED "THE SUB-ADVISER", PLEASE DELETE THE SECOND PARAGRAPH IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

     Margaret Weir (Investment Director) joined PAM Singapore in August 2007 and manages a wide range of regional products for retail and institutional clients. Before joining PAM Singapore, Ms Weir was the Head of Pacific Equities at Aegon Asset Management, Edinburgh, which she joined from 1984 to 2007. She graduated with a Bachelor of Science from the University of Strathclyde, Glasgow, UK. Ms Weir took over the portfolio management of the Fund in March 2009.


EFFECTIVE APRIL 6, 2009, FOR THE JACKSON PERSPECTIVE ASIA EX-JAPAN FUND IN THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES", PLEASE DELETE THE SECOND PARAGRAPH IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

     The Fund can invest in a number of different kinds of "derivative" instruments to seek increased returns, or for efficient portfolio management or for hedging purposes. It does not currently invest in derivatives to a significant degree. In general terms, a derivative instrument is one where value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures and forward contracts are examples of derivatives.


EFFECTIVE APRIL 6, 2009, FOR THE JACKSON PERSPECTIVE CHINA-INDIA FUND IN THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES", PLEASE DELETE THE SECOND PARAGRAPH IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

     The Fund can invest in a number of different kinds of "derivative" instruments to seek increased returns, or for efficient portfolio management or for hedging purposes. It does not currently invest in derivatives to a significant degree. In general terms, a derivative instrument is one where value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures and forward contracts are examples of derivatives.


This Supplement is dated April 6, 2009.

                         SUPPLEMENT DATED APRIL 6, 2009
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED DECEMBER 29, 2008

                          JNL(R) INVESTORS SERIES TRUST

EFFECTIVE APRIL 6, 2009, ON PAGE 32, IN THE SECTION ENTITLED "TRUSTEES AND OFFICERS OF THE TRUST," PLEASE DELETE THE INFORMATION FOR MR. RICHARD MCLELLAN AND MR. WILLIAM R. RYBAK OF IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

----------------------------------------------------------------- ------------------------------- ----------------------------------
                                                                       POSITION(S) HELD
NAME, ADDRESS AND (AGE)                                                    WITH TRUST               NUMBER OF PORTFOLIOS IN FUND
                                                                     (LENGTH OF TIME SERVED)       COMPLEX TO BE OVERSEEN BY TRUSTEE
----------------------------------------------------------------- ------------------------------- ----------------------------------
---------------------------------------------------------------- -------------------------------- ----------------------------------
Richard McLellan (66)                                             Trustee 2                                        121
1 Corporate Way                                                   (12/94 to present)
Lansing, MI 48951

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:
Member,  Dykema Gossett PLLC (Law Firm) (1973 to 2007);  Senior Counsel,  Dykema
Gossett  PLLC (2007 to present)  Adjunct  Associate  Professor,  Michigan  State
University (2008 to present)

OTHER DIRECTORSHIPS HELD BY TRUSTEE:
Member of the Board of Directors of ITC Holdings Corp. (11/2007 to present)
------------------------------------------------------------------------------------------------------------------------------------
William R. Rybak (58)                                             Trustee 2                                        121
1 Corporate Way                                                   (1/07 to present)
Lansing, MI 48951

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:
Board Member of various corporate boards (see below) (2002 to present)

OTHER DIRECTORSHIPS HELD BY TRUSTEE:

Chairman of the Board of Trustees of Lewis University; Member of the Board since
1982;  Member of the Board of Directors of Howe Barnes Hoefer Arnett since 2001;
Member of the Boards of each of the Calamos Mutual Funds since 2002  (overseeing portfolios);  Member of the Board of Directors of The PrivateBancorp since 2003;
Chairman of the Board of Trustees of St.  Coletta's of  Illinois;  and Member of
the Board since 2000
------------------------------------------------------------------------------------------------------------------------------------

EFFECTIVE MARCH 24, 2009, ON PAGE 53, UNDER SECTION TITLED "OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS AND POTENTIAL CONFLICTS OF INTEREST", PLEASE DELETE THE TABLE RELATING TO THUE ISEN IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING TABLE:

Jackson Perspective Asian Pacific Real Estate Fund

                                                                       Number of                 Total
Margaret Weir                                                           Accounts             Assets ($Mil)
                                                                   -------------------      -----------------
                                                                   -------------------      -----------------
registered investment companies: ............................              0                       $0
                                                                   -------------------      -----------------
                                                                   -------------------      -----------------
other pooled investment vehicles:............................              3                    $540.24
                                                                   -------------------      -----------------
                                                                   -------------------      -----------------
other accounts:..............................................              0                       $0
                                                                   -------------------      -----------------
                                                                   -------------------      -----------------

EFFECTIVE MARCH 24, 2009, ON PAGE 55, UNDER SECTION TITLED "SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JACKSON PERSPECTIVE ASIAN PACIFIC REAL ESTATE FUND", PLEASE DELETE THE TABLE RELATING TO THUE ISEN IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING TABLE:

--------------------------------------------- ----------------------------------
SECURITY OWNERSHIP OF                                   Margaret Weir
PORTFOLIO MANAGERS
--------------------------------------------- ----------------------------------
--------------------------------------------- ----------------------------------
None                                                          X
--------------------------------------------- ----------------------------------
--------------------------------------------- ----------------------------------
$1-$10,000
--------------------------------------------- ----------------------------------
--------------------------------------------- ----------------------------------
$10,001-$50,000
--------------------------------------------- ----------------------------------
--------------------------------------------- ----------------------------------
$50,001-$100,000
--------------------------------------------- ----------------------------------
--------------------------------------------- ----------------------------------
$100,001-$500,000
--------------------------------------------- ----------------------------------
--------------------------------------------- ----------------------------------
$500,001-$1,000,000
--------------------------------------------- ----------------------------------
--------------------------------------------- ----------------------------------
Over $1,000,000
--------------------------------------------- ----------------------------------

This Supplement is dated April 6, 2009.

(To be used with V6043 01/09 and V6043PROXY 01/09.)

                                                                   FMM3307 04/09